RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
On April 12, 2021, the Staff of the U.S. Securities and Exchange Commission (“SEC”) released the Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) (the “Statement”). The SEC Staff Statement addresses certain accounting and reporting considerations related to warrants of a kind similar to those issued by the Company at the time of its initial public offering in February 2021.
As described in note 1 above, in connection with the Company’s Initial Public Offering (“IPO”) on February 16, 2021, the Company issued to investors 25,300,000 units, consisting of one Class A ordinary share and one-eighth of one redeemable warrant (“Public Warrant”). Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 7,060,000 private placement warrants (“Private Placement Warrants”). Each whole Public Warrant and Private Placement Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share, subject to adjustment. Both the Public Warrants and Private Placement Warrants (together the “Warrants”) were classified as equity in the Company’s previously issued audited balance sheet as of February 16, 2021.
In light of the Statement and guidance in Accounting Standards Codification (“ASC”) 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity”, in particular as applicable to certain provisions in the Warrants related to tender or exchange offer provisions as well as  provisions that provided for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant, the Company evaluated the terms of the Warrants agreement entered into in connection with the Company’s IPO and concluded that the Company’s Warrants include provisions that, based on ASC 815-40, preclude the Warrants from being classified as components of equity. The Warrants are not eligible for an exception from derivative accounting, and therefore should be classified as a liability measured at fair value, with changes in fair value reported each period in earnings.
The Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate the Company’s audited balance sheet as of February 16, 2021 to reflect these Warrants as liability, with subsequent changes in their fair value recorded as income or expense in the statements of operations for all periods since issuance.
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of February 16, 2021
Warrants liability	$—	$30,065,074	$30,065,074
Total liabilities	9,361,700	30,065,074	39,426,774
Class A ordinary shares subject to possible redemption (A)	240,641,840	(30,065,074)	210,576,766
Class A ordinary shares	124	300	424
Additional paid-in capital	$5,004,253	$299,470	$5,303,723
Accumulated deficit	(5,000)	(299,770)	(304,770)
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(A)Class A ordinary shares subject to possible redemption as Previously Reported as of February 16, 2021 were 24,064,184 that are Adjusted by (3,006,507) and are As Restated at 21,057,677, respectively.